Notes Payable	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Notes Payable

Note 17—Notes Payable

On January 22, 2016, the Company, through PMC, entered into an Amended and Restated Loan and Security Agreement with Barclays Bank PLC (“Barclays”), pursuant to which PMC may finance certain of its MSRs relating to mortgage loans pooled into Fannie Mae MBS in an aggregate loan amount not to exceed $220 million. The note matures on December 1, 2017, subject to a wind down period of up to one year following such maturity date.

On September 15, 2016, the Company, through PMC, entered into an Amended and Restated Loan and Security Agreement with Citibank, N.A., pursuant to which PMC may finance certain of its MSRs relating to mortgage loans pooled into Freddie Mac MBS in an aggregate loan amount not to exceed $125 million. The note matures on March 31, 2017.

Following is a summary of financial information relating to the notes payable:

	Year ended December 31,
	2016	2015
	(dollars in thousands)
Weighted-average interest rate (1)	4.73%	4.31%
Average balance	$202,293	$119,307
Total interest expense	$12,892	$6,826
Maximum daily amount outstanding	$275,106	$236,107

(1)	Excludes the effect of amortization of debt issuance costs of $3.2 million for the year ended December 31, 2016, and $1.6 million for the year ended December 31, 2015.

	Year ended December 31,
	2016	2015
	(dollars in thousands)
Carrying value:
Amount outstanding	$275,106	$236,107
Unamortized debt issuance costs	—	(92)
	$275,106	$236,015
Weighted-average interest rate	4.73%	4.53%
MSRs pledged to secure notes payable	$656,567	$459,741